Other Operating Income - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Operating Income [Abstract]
Other Operating Income	$ 1,900,000	$ 0	$ 0